Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Costs [Abstract]
Interest expenses on bank borrowings wholly repayable within one year	$ 67,203	$ 96,444	$ 96,385